EQUITY (Common Stock Issuances) (Details) - USD ($)				10 Months Ended	12 Months Ended
	Apr. 02, 2016	Feb. 16, 2016	Dec. 15, 2015	Dec. 31, 2016	Dec. 31, 2016	Dec. 15, 2016
Stock issued for services, value					$ 171,752
Stock issued for acquisition					$ 4,827,846
Number of warrants				4,128,510	4,128,510
Common stock issued in private placement for cash, amount					$ 2,678,124
Common stock issued in private placement for cash, shares					2,840,946
Common stock to be issued in private placement for cash, amount					$ 20,000
Equity Instruments to be Issued [Member]
Common stock to be issued in private placement for cash, amount					$ 20,000
Chief Financial Officer [Member]
Stock issued for services, shares					252,000
Shares vested in period					148,000
Stock options vesting monthly, total					104,000
Stock options vesting monthly, per month					8,500
Chief Operating Officer [Member]
Stock issued for services, value			$ 500,000
Stock issued for services, shares			500
Stock vesting immediately			212,000
Stock vesting monthly			212,000
Stock options vesting monthly, total			288,000
Stock options vesting monthly, per month			8,000
Vice President of Clinical Affairs [Member]
Stock options vesting monthly, total	7,000				7,000
Stock options vesting monthly, per month					7,000
William Rosellini, CEO [Member]
Cash payable for patents transfer						$ 140,000
Shares payable for patents transfer, value						$ 3,050,000
Shares payable for patents transfer, shares						3,050,000
Restricted Stock [Member]
Common stock issued in private placement for cash, amount					$ 2,860,946
Common stock issued in private placement for cash, shares					2,840,946
Restricted Stock [Member] | Chief Financial Officer [Member]
Stock issued for services, value					$ 252
Stock issued for services, shares					252,000
Shares vested in period					148,000
Stock options vesting monthly, total					104,000
Stock options vesting monthly, per month					8,000
Restricted Stock [Member] | Chief Operating Officer [Member]
Stock issued for services, value					$ 0
Stock issued for services, shares					0
Stock vesting immediately					0
Stock vesting monthly					288,000
Restricted Stock [Member] | Chief Operating Officer [Member] | Vesting annually on January 1, 2018 [Member]
Stock vesting monthly					8,000
Restricted Stock [Member] | Vice President of Clinical Affairs [Member]
Stock issued for acquisition					$ 49,673
Stock issued for acquisition, shares					1,800,000
Emeritus Clinical Solutions, Inc. [Member] | Vice President of Clinical Affairs [Member]
Shares of stock held as investment				214	214
NXDE [Member]
Stock issued for acquisition		$ 4,505,486		$ 1,287,564
Common stock issued for acquisition, shares		1,659,943
Stockholder loans exchanged for Units in Private Placement		$ 645,000		950,000
Accrued interest exchanged for Units in Private Placement		$ 176,482		$ 337,564
Units issued in Private Placement		821,482		1,287,564
Price per share of private placement		$ 1.00
Percent of interest acquired		100.00%
Term of warrants				36 months
NXDE [Member] | Series A Preferred Stock [Member]
Shares of stock held as investment		10,222,137
NXDE [Member] | Series B Preferred Stock [Member]
Shares of stock held as investment		832,034
NXDE [Member] | Restricted Stock [Member]
Stockholder loans exchanged for Units in Private Placement				$ 305,000
Accrued interest exchanged for Units in Private Placement				$ 161,082
Units issued in Private Placement				466,082
Price per share of private placement				$ 1.00	$ 1.00
Number of warrants				1,287,564	1,287,564
Number of shares callable by warrants				1,287,564	1,287,564
Exercise price of warrant				$ 2.00	$ 2.00
Term of warrants				36 months
Nuviant Medical, Inc. [Member] | Vice President of Clinical Affairs [Member]
Shares of stock held as investment				60,000	60,000
Rosellini Scientific, LLC [Member]
Stock issued for acquisition					$ 272,686
Stock issued for acquisition, shares					13,200,000
Rosellini Scientific, LLC [Member] | Emeritus Clinical Solutions, Inc. [Member]
Shares of stock held as investment				175	175
Rosellini Scientific, LLC [Member] | Nuviant Medical, Inc. [Member]
Shares of stock held as investment				1,675,000	1,675,000
Rosellini Scientific, LLC [Member] | MicroTransponder, Inc. [Member]
Shares of stock held as investment				167	167
Third Party Consultants For Legal Services [Member] | Restricted Stock [Member]
Stock issued for services, value					$ 146,500
Stock issued for services, shares					146,500
Third Party Consultants For Research and Development Services [Member] | Restricted Stock [Member]
Stock issued for services, value					$ 25,000
Stock issued for services, shares					25,000
Federal NIH Grant [Member]
Value of grant assigned					$ 218,377
Kentucky Matching Funds Grant [Member]
Value of grant assigned					$ 150,000